BIOLOGICAL ASSETS - Measurement of the premises adopted (Details)	12 Months Ended
	Dec. 31, 2022 ha R$ / m³ m / ha	Dec. 31, 2021 ha R$ / m³ m / ha
BIOLOGICAL ASSETS
Planted useful area (hectare)	1,097,081	1,060,806
Average annual growth (IMA) - m3/hectare /year | m / ha	37.07	37.58
Average gross sale price of eucalyptus - R$/m3 | R$ / m³	90.16	76.38
Discount rate - %	9.10%	8.90%
Mature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	134,752	138,739
Immature assets
BIOLOGICAL ASSETS
Planted useful area (hectare)	962,329	922,067